Portfolio of investments—April 30, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.45%
Communication services: 5.82%
Interactive media & services: 5.82%
Alphabet, Inc. Class C	301,011	$114,968,141
Consumer discretionary: 8.84%
Automobiles: 1.19%
General Motors Co.	306,758	23,586,622
Broadline retail: 5.27%
Amazon.com, Inc.†	392,646	104,074,749
Specialty retail: 2.38%
Home Depot, Inc.	142,621	46,893,785
Consumer staples: 6.12%
Consumer staples distribution & retail: 1.30%
Walmart, Inc.	194,409	25,648,379
Food products: 2.14%
Mondelez International, Inc. Class A	687,742	42,254,869
Personal care products: 2.68%
Unilever PLC ADR	896,503	52,875,747
Energy: 7.01%
Energy equipment & services: 1.94%
Baker Hughes Co. Class A	548,826	38,236,707
Oil, gas & consumable fuels: 5.07%
ConocoPhillips	369,630	46,492,061
Exxon Mobil Corp.	348,202	53,738,015
		100,230,076
Financials: 18.21%
Banks: 4.61%
Bank of America Corp.	976,510	52,204,225
Citigroup, Inc.	303,730	38,871,365
		91,075,590
Capital markets: 1.87%
Intercontinental Exchange, Inc.	233,088	36,848,882
Consumer finance: 3.22%
Capital One Financial Corp.	331,985	63,508,731
Financial services: 7.22%
Berkshire Hathaway, Inc. Class B†	140,381	66,484,441
Rocket Cos., Inc. Class A†	1,972,019	28,830,918
Visa, Inc. Class A	143,444	47,313,569
		142,628,928
See accompanying notes to portfolio of investments
Allspring Special Large Cap Value Fund | 1

Portfolio of investments—April 30, 2026 (unaudited)

	Shares	Value
Insurance: 1.29%
Chubb Ltd.	78,127	$25,547,529
Health care: 11.64%
Biotechnology: 1.36%
Vertex Pharmaceuticals, Inc.†	62,971	26,912,546
Health care equipment & supplies: 1.59%
Medtronic PLC	386,871	31,324,945
Health care providers & services: 3.48%
Cigna Group	46,963	13,646,509
Labcorp Holdings, Inc.	214,209	55,008,871
		68,655,380
Life sciences tools & services: 2.47%
Danaher Corp.	272,433	48,751,885
Pharmaceuticals: 2.74%
Johnson & Johnson	235,498	54,129,215
Industrials: 16.50%
Aerospace & defense: 1.04%
RTX Corp.	116,313	20,479,230
Building products: 1.42%
Owens Corning	227,391	28,046,406
Electrical equipment: 3.10%
Eaton Corp. PLC	141,232	61,154,868
Ground transportation: 6.07%
Canadian Pacific Kansas City Ltd.	870,478	75,696,767
Union Pacific Corp.	163,578	44,080,999
		119,777,766
Industrial conglomerates: 2.83%
Honeywell International, Inc.	261,190	55,980,853
Trading companies & distributors: 2.04%
AerCap Holdings NV	283,743	40,351,092
Information technology: 12.07%
Semiconductors & semiconductor equipment: 8.20%
Applied Materials, Inc.	46,645	18,400,986
Broadcom, Inc.	49,078	20,486,630
NXP Semiconductors NV	119,267	35,015,598
Qnity Electronics, Inc.	581,719	81,824,594
Teradyne, Inc.	18,134	6,228,485
		161,956,293
See accompanying notes to portfolio of investments
2 | Allspring Special Large Cap Value Fund

Portfolio of investments—April 30, 2026 (unaudited)

	Shares	Value
Software: 3.87%
Cadence Design Systems, Inc.†	164,031	$54,062,977
Microsoft Corp.	54,875	22,376,928
		76,439,905
Materials: 5.52%
Chemicals: 1.16%
Sherwin-Williams Co.	71,651	23,043,678
Construction materials: 4.36%
Amrize Ltd.†	1,017,473	54,719,698
Vulcan Materials Co.	103,852	31,336,303
		86,056,001
Real estate: 3.32%
Industrial REITs: 2.51%
Prologis, Inc.	348,942	49,556,743
Real estate management & development: 0.81%
CBRE Group, Inc. Class A†	111,742	15,948,936
Utilities: 4.40%
Electric utilities: 4.40%
NextEra Energy, Inc.	886,793	86,799,299
Total common stocks (Cost $1,474,581,607)		1,963,743,776

		Yield
Short-term investments: 0.95%
Investment companies: 0.95%
Allspring Government Money Market Fund Select Class♠∞		3.60%	18,685,228	18,685,228
Total short-term investments (Cost $18,685,228)				18,685,228
Total investments in securities (Cost $1,493,266,835)	100.40%			1,982,429,004
Other assets and liabilities, net	(0.40)			(7,949,215)
Total net assets	100.00%			$1,974,479,789

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
Allspring Special Large Cap Value Fund | 3

Portfolio of investments—April 30, 2026 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$33,285,965	$417,338,066	$(431,938,803)	$0	$0	$18,685,228	18,685,228	$797,540
See accompanying notes to portfolio of investments
4 | Allspring Special Large Cap Value Fund

Notes to portfolio of investments—April 30, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Special Large Cap Value Fund | 5

Notes to portfolio of investments—April 30, 2026 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$114,968,141	$0	$0	$114,968,141
Consumer discretionary	174,555,156	0	0	174,555,156
Consumer staples	120,778,995	0	0	120,778,995
Energy	138,466,783	0	0	138,466,783
Financials	359,609,660	0	0	359,609,660
Health care	229,773,971	0	0	229,773,971
Industrials	325,790,215	0	0	325,790,215
Information technology	238,396,198	0	0	238,396,198
Materials	109,099,679	0	0	109,099,679
Real estate	65,505,679	0	0	65,505,679
Utilities	86,799,299	0	0	86,799,299
Short-term investments
Investment companies	18,685,228	0	0	18,685,228
Total assets	$1,982,429,004	$0	$0	$1,982,429,004
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At April 30, 2026, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Special Large Cap Value Fund